Post-employment benefits - Actuarial Assumptions, Demographic Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Retiring at the end of the reporting period, male	22.4	21.3
Retiring at the end of the reporting period, female	25.0	24.0
Retiring 15 years after the end of the reporting period, male	23.3	22.4
Retiring 15 years after the end of the reporting period, female	26.1	25.1
Retirement age	65 years